Basis of preparation and significant accounting policies (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Impact on transition to IFRS 9	$ 1,647
IFRS 9
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Investments in associates		$ 643